Cover Page	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Title of 12(b) Security	American Depositary Shares, each represented by
Trading Symbol	WNS
Security Exchange Name	NYSE
Entity Registrant Name	WNS (Holdings) Limited
Entity Central Index Key	0001356570
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Gate 4, Godrej & Boyce Complex
Entity Address, Address Line Two	Pirojshanagar
Entity Address, Address Line Three	Vikhroli (W)
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 079
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Document Annual Report	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	48,360,817
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	001-32945
Auditor Name	GRANT THORNTON BHARAT LLP
Auditor Firm ID	2416
Auditor Location	Gurugram, India
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Gate 4, Godrej & Boyce Complex
Entity Address, Address Line Two	Pirojshanagar
Entity Address, Address Line Three	Vikhroli (W)
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 079
Contact Personnel Name	Gopi Krishnan
Contact Personnel Email Address	gopi.krishnan@wns.com
City Area Code	91-22
Local Phone Number	4095-2100